Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash resources provided by (used in) Operating activities
Loss for the year	$ (141,299)	$ (56,631)
Items not affecting cash:
Amortization	453	563
Expenses settled in share-based payments	74,571	27,098
Interest on convertible debentures	1,003	53
Change in fair value of warrant liability	(9,375)
Unrealized foreign exchange	(15)	8
Changes in working capital:
Receivables and prepayments	(3,479)	(110)
Accounts payable and accrued liabilities	22,049	2,487
Net cash used in operating activities	(56,092)	(26,532)
Investing activities
Settlement of deferred acquisition costs	(3,440)
Acquisition of exploration contract		(607)
Acquisition of equipment	(402)
Net cash used in investing activities	(3,842)	(607)
Financing activities
Proceeds from exercise of stock options	4,236	919
Proceeds from issuance of convertible debentures	26,000
Proceeds from issuance of common shares (net of fees and other costs)		20,373
Proceeds from Business Combination (net of fees and other costs)	104,465
Net cash provided by financing activities	134,701	21,292
Increase (decrease) in cash	74,767	(5,847)
Impact of exchange rate changes on cash	10	(8)
Cash - beginning of year	10,096	15,951
Cash - end of year	$ 84,873	$ 10,096